Note 23 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
23.	Impact of recently issued accounting standards

Recently adopted accounting guidance

In
November 2015,
the FASB issued ASU
No.
2015
-
17,
Balance Sheet Classification of Deferred Taxes
. This ASU simplifies the presentation of all tax assets and liabilities by no
longer requiring an allocation between current and non-current. All deferred tax assets and liabilities, along with any related valuation allowance are to be classified as non-current on the balance sheet. The Company adopted this ASU effective
January 1, 2017
using the retrospective transition method. The impact of the change on the
December 31, 2016
consolidated balance sheet was to (i) reduce current deferred income tax assets by
$18,314;
(ii) increase non-current deferred income tax assets by
$13,806;
(iii) reduce current deferred income tax liabilities by
$376
and (iv) reduce non-current deferred income tax liabilities by
$4,132.

In
March 2016,
the FASB issued ASU
No.
2016
-
09,
Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting
. This ASU simplifies how share-based payments are accounted for and presented. Income tax expense is expected to be impacted as entities are required to record all of the tax effects related to share-based payments at settlement through the income statement. This standard removes the requirement to delay recognition of a windfall tax benefit until it reduces taxes payable and instead records the benefit when it arises. The standard also permits entities to make an accounting policy election for the impact of forfeitures by allowing them to be estimated, as required today, or recognized when they occur. The Company adopted this ASU effective
January 1, 2017,
using the modified retrospective transition method with (i) a cumulative effect adjustment of
$476
to decrease the deficit and (ii) the forfeiture rate continuing to be estimated.

Recently issued accounting guidance,
not
yet adopted

Beginning in
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2014
-
09,
Revenue from Contracts with Customers
, as well as several related ASUs (collectively, the “Revenue Guidance”). The Revenue Guidance clarifies the principles for recognizing revenue and develops a common revenue standard for GAAP and International Financial Reporting Standards (“IFRS”). The Company will adopt the Revenue Guidance effective
January 1, 2018
using the full retrospective transition method. The Company has assessed each of its revenue streams for the possible impact of the Revenue Guidance and based on the assessment, its application is expected to result in the following:

(i)	Acceleration of revenues that are based, in part, on future contingent events. Lease brokerage revenues in certain countries where the Company operates will be recognized earlier. Under the new guidance, the Company’s performance obligation will typically be satisfied upon lease execution, and therefore revenues that are earned under arrangements that contain future contingent events will be recognized earlier so long as it is not
subject to significant risk of reversal. Under existing GAAP, such revenues are deferred until the related contingency (e.g. tenant occupancy) is resolved. This change will result in earlier recognition of revenue, the related cost of revenue and earnings. The Company estimates that the adoption of the standard will result in the recognition of additional revenue of
$14,000
with an associated increase to net earnings attributable to Company of
$2,000
for the year ended
December 31, 2017.
Related adjustments to income tax expense, contract assets, deferred income taxes and shareholders’ equity are also expected.

(ii)	An increase in the proportion of reimbursable expenses related to the Company’s property management activities accounted for as revenue on a gross basis. Under the new guidance, principal vs. agent indicators were revised with a focus on control over services provided by third
-party service providers. Classification of revenue on a gross basis is expected to result in additional revenue of approximately
$146,000
with a corresponding increase in cost of revenue, with
no
impact on earnings, for the year ended
December 31, 2017.

(iii)	Expanded disclosure related to revenue from contracts, particularly surrounding contract assets and liabilities.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases
. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures will be required. The Company has catalogued and abstracted key terms of its leases and has selected a software solution to assist with the additional accounting and disclosures required. The Company’s assets and liabilities will be impacted by the recognition of a right-of-use asset and lease liability. Related balance sheet ratios will also be impacted. Covenant ratio calculations under the Company’s revolving credit facility will however not
be impacted, as they will continue to be based on the accounting standards in place as of
September 30, 2016.
The Company will adopt this ASU effective
January 1, 2019,
using the modified retrospective transition method.

In
August 2016,
the FASB issued ASU
No.
2016
-
15,
Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments
. This ASU reduces diversity in how certain transactions are classified in the statement of cash flows. Under this guidance contingent consideration payments made soon after an acquisition’s closing date should be classified as cash outflows for investing activities. The Company is currently assessing the impact of this standard on its financial statements. The Company will adopt this ASU effective
January 1, 2018,
using the retrospective transition method.

In
January 2017,
the FASB issued ASU
No.
2017
-
01,
Business Combinations – Clarifying the Definition of a Business
which clarifies and simplifies the definition of a business. Under this guidance, when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not
represent a business. This will likely result in more acquisitions being accounted for as asset purchases which impacts many areas of accounting such as acquisitions, disposals, goodwill impairment and consolidation. This standard is effective for annual and interim periods beginning after
December 15, 2017,
with early adoption permitted. The Company will adopt this ASU effective
January 1, 2018,
using prospective application.

In
January 2017,
the FASB issued ASU
No.
2017
-
04,
Intangibles – Goodwill and Other: Simplifying the Accounting for Goodwill Impairment
to remove Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under this guidance, a goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not
to exceed the carrying amount of goodwill. The standard is effective for annual and interim periods beginning after
December 15, 2019,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements.

In
March 2017,
the FASB issued ASU
No.
2017
-
07,
Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost,
which improves the presentation of benefit costs and changes disclosure requirements. The standard is effective for annual or interim period beginning after
December 15, 2017,
with early adoption permitted. The Company does
not
believe this guidance will have a material impact on its financial statements.

In
August 2017,
the FASB issued ASU
No.
2017
-
12,
Derivatives and Hedging (Topic
815
): Targeted Improvements to Accounting for Hedging Activities,
which increases the scope of hedge accounting for both financial and nonfinancial strategies. The standard is effective for annual and interim periods beginning after
December 15, 2018,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements and does not
anticipate a material impact as the Company’s interest rate swaps are currently accounted for as cash flow hedges, are deemed to be effective as hedges and are already reported in other comprehensive income.